Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 41,103,389	$ 31,772,286	$ 20,022,529
Cost of revenue		(35,844,936)	(28,120,506)	(17,450,131)
Gross profit		5,258,453	3,651,780	2,572,398
Other income		1,700,512	1,830,899	1,952,420
Selling and marketing expenses		(710,210)	(191,582)	(325,678)
General and administrative expenses		(10,389,710)	(3,846,367)	(2,909,167)
Change in fair value of warrant liability		38,363
Other expenses		(34,557)	(27,781)	(57,113)
Operating (loss) profit		(4,137,149)	1,416,949	1,232,860
Finance cost		(431,435)	(328,610)	(329,370)
(Loss) profit before tax		(4,568,584)	1,088,339	903,490
Income tax expenses		(275,914)	(224,302)	(142,150)
(Loss) profit for the year		(4,844,498)	864,037	761,340
Other comprehensive income
Foreign currency translation differences - foreign operations		201,414	7,301	26,931
Total comprehensive (loss) income for the year		(4,643,084)	871,338	788,271
(Loss) profit attributable to:
Equity owners of the Company		(4,837,765)	852,334	761,628
Non-controlling interests		(6,733)	11,703	(288)
(Loss) profit for the year		(4,844,498)	864,037	761,340
Total comprehensive (loss) income attributable to:
Equity owners of the Company		(4,637,369)	859,763	788,947
Non-controlling interests		(5,715)	11,575	(676)
Total comprehensive (loss) income for the year		$ (4,643,084)	$ 871,338	$ 788,271
Basic (loss) earnings per share (in Dollars per share)	[1]	$ (0.14)	$ 0.02	$ 0.02
Diluted (loss) earnings per share (in Dollars per share)	[1]	$ (0.14)	$ 0.02	$ 0.02

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.